DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
Deposits Prepayments And Other Receivables
SCHEDULE OF DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES
	Years ended December 31,
	2023	2024
	S$’000	S$’000

Deposits	7	32
Prepayments	124	1,286
Other receivables	1	53
	132	1,371